Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

No material events have occurred since June 30, 2012 that require recognition or disclosure in the financial statements, except as follows:

In July 2012, the Company entered into three agreements to issue a total of 60,000 shares of restricted common stock for celebrity endorsements of its products and services. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months.

On July 2, 2012, the Company issued 71,221 shares of common stock to its former legal counsel in order to pay for general legal services totaling $356,103.

On July 31, 2012, Daniel R. Rua was elected to the Company's Board of Directors. On August 7, 2012, Brian W. Brady was elected to the Company's Board of Directors. In consideration of their services as directors, the Company agreed to grant to each director stock options to purchase 12,500 shares of its common stock under its 2011 B Equity Incentive Plan. Each option had an exercise price based on the fair market value of the Company's common stock on the date of grant, vests 12 months after the date of grant and expires five years after the date of grant. The Company agreed to reimburse Mr. Rua and Mr. Brady for all reasonable expenses in attending board and board committee meetings. They will also be entitled to receive the same number of stock options, with an exercise price at then prevailing market prices, for each year they serve as a director.

On August 1, 2012, Edward H. (Ted) Murphy, the Company's President and Chief Executive Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by disinterested members of the Company's board of directors. Mr. Murphy paid a total purchase price of $19,200 or $2.40 per common share, the market price on August 1, 2012.

On August 6, 2012, Ryan S. Schram, the Company's Chief Marketing Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by the Company's board of directors. Mr. Schram paid a total purchase price of $19,200 or $2.40 per common share.

On August 6, 2012, Brian W. Brady, a director of the Company, made a private investment of $100,000 for the purchase of 41,667 shares of the Company's common stock at $2.40 per share. In accordance with the terms of the stock subscription agreement, if the Company's proposed public offering is priced and sold below $2.40 per share within 120 days following the closing of the investment, the Company will issue additional shares to him, effectively adjusting the purchase price per share to 10% below the public offering price, with a floor of $.50 per share. Mr. Brady also received 35,000 shares of the Company's restricted common stock and may receive a $10,000 cash finance fee upon a closing of any equity offering or debt financing by us with net proceeds exceeding $2.0 million.

The Company will use the proceeds from the above stock issuances for general working capital purposes. The purchases made by the individuals were for their own investment purposes and effected in accordance with the Company's policies regarding stock transactions by affiliates.

SUBSEQUENT EVENTS

No material events have occurred since December 31, 2011 that require recognition or disclosure in the financial statements, except as follows:

Debt Issuance
On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 (the “Note”) to two of its existing shareholders for a purchase price of $500,000. Unless earlier converted, exchanged or prepaid, the Note matures on August 2, 2012, subject to extension until February 2, 2013 upon the occurrence of certain circumstances. The Note may be prepaid by the Company at any time and must be prepaid by the Company if it receives at least $1,500,000 in net proceeds from the sale of certain of its securities. The obligations under the Note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the Note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. If the Note is not fully paid by maturity and the term of the Note has been extended until February 2, 2013, then the holders may convert the outstanding principal amount of the Note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the Note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. the Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the Note. Until such time that the Note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock was decreased from 500,000,000 shares to 12,500,000 shares. All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after the share exchange on May 12, 2011 (see Note 7) reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.